Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	100,000,000,000	100,000,000,000
Ordinary shares, shares issued (in Shares)	495,884,376	494,488,908
Ordinary shares, shares outstanding (in Shares)	495,884,376	494,488,908